UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________________________________________________________________

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

______________________________________________________________________

Date of Notification: January 7, 2025

1.      Investment Company Act File Number:

811-23915

2.      Exact name of Investment Company as specified in registration statement:

Octagon XAI CLO Income Fund

3.      Address of principal executive office: (number, street, city, state, zip code)

321 North Clark Street, Suite 2430

Chicago, IL 60654

4.      Check one of the following:

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
By:	/s/ Benjamin D. McCulloch
Benjamin D. McCulloch,
Secretary & Chief Legal Officer

OCTAGON XAI CLO INCOME FUND

January 7, 2025

Dear Shareholder,

As you may know, Octagon XAI CLO Income Fund (the “Fund”) is required to make a repurchase offer to its shareholders each quarter. While the Fund is required to make the repurchase offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the required quarterly repurchase offer. If you do not wish to sell shares at this time, please disregard this notice.

The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. You can sell Fund shares only during one of the Fund’s scheduled quarterly repurchase offer periods. Note that early withdrawal of shares from the Fund may be a taxable event; consult your financial advisor or tax advisor for more information.

The repurchase offer period will begin on January 7, 2025 and end on February 18, 2025. Please remember that you are not obligated to do anything with your shares at this time. If you intend to sell your shares during this quarterly repurchase offer period, please read the enclosed documents.

All Repurchase Offer Request Forms must be submitted to and received in good order by the Fund by 4:00 p.m., Eastern Time, on February 18, 2025 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached Notice of Repurchase Offer document.

Sincerely,

Octagon XAI CLO Income Fund

OCTAGON XAI CLO INCOME FUND
NOTICE OF REPURCHASE OFFER

January 7, 2025

1.      The Offer.    Octagon XAI CLO Income Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of the aggregate of its outstanding shares of beneficial interest (“Shares”) at a price equal to the respective net asset value (“NAV”), as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market that exists for the Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s prospectus and statement of additional information.

2.      Net Asset Value.    The NAV per Class A Share and Class I Share as of the close of business on December 31, 2024 was $25.33 and $25.34, respectively. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAVs stated above or the date on which you return your Repurchase Offer Request Form. The current NAVs may be obtained by calling 855-XAI-NVST (855-924-6878) and asking for the most recent NAV. The Shares of the Fund are not traded on any organized market or securities exchange.

3.      Repurchase Request Deadline.    All Repurchase Offer Request Forms must be received in proper form by 4 PM, Eastern Time, on February 18, 2025. Please allow an appropriate amount of time for your Repurchase Request Offer Form to reach the Fund.

4.      Repurchase Pricing Date.    The NAV used to calculate the repurchase price will be determined on February 19, 2025 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Offer Request Form.

5.      Payment for Shares Repurchased; Early withdrawal charge.    The Fund will pay repurchase proceeds within 7 calendar days from the Repurchase Pricing Date. The Fund will charge a one percent (1%) early withdrawal charge if you tender Shares for repurchase at any time prior to the day immediately preceding the one-year anniversary of your purchase of such Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. The Fund has elected not to impose the early withdrawal charge on repurchases of Shares acquired through the reinvestment of dividends and distributions or submitted pursuant to an auto-rebalancing mechanism of a shareholder account, or in cases of redemptions pursuant to death, qualifying disability (as such term is defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended) or divorce. Additionally, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6.      Increase in Number of Shares Repurchased. Pro Rata Purchase.    If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the outstanding shares are tendered, then the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all Shares tendered by persons who own, beneficially or of record, an aggregate of less than 100 Shares and who tender all of their Shares, before prorating Share tenders by others. The Fund may also accept by lot Shares tendered by shareholders who tender all Shares held by them and who, when tendering their Shares, elect to have “all or none” or “at least a minimum amount or none” accepted; but this provision only occurs if the Fund first accepts Shares tendered by shareholders who do not make an “all or none” or “at least a minimum amount or none” election. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all Shares that you tender and you may have to wait until the next repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between repurchase offers.

7.      Withdrawal or Modification.    Requests for the repurchase of Shares may be withdrawn or modified at any time prior to 4 PM, Eastern Time, on February 18, 2025.

8.      Suspension or Postponement of Repurchase Offer.    The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Fund’s Board of Trustees,, including a majority of the independent Trustees, and only in the following limited circumstances:

a.      if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code;

b.      for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

c.      for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

d.      for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.      Tax Consequences.    You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by the shareholder.

10.    Documents in Proper Form.    All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

______________

None of the Fund, its investment adviser or sub-adviser, the transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, its investment adviser or sub-adviser, nor the Fund’s distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased Shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this offer.

OCTAGON XAI CLO INCOME FUND

REPURCHASE REQUEST FORM
Repurchase Request Deadline: February 18, 2025

PARTS 1, 2, 3, AND 5 MUST BE COMPLETED FOR THIS REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING. This Repurchase Request Form (together with all other required documents) must be received on or before 4 PM Eastern Time on the Repurchase Request Deadline.

PLEASE FAX OR MAIL TO:

Regular Mail Octagon XAI CLO Income Fund PO Box 2170 Denver, CO 80201	Overnight Mail Octagon XAI CLO Income Fund c/o Paralel Technologies 1700 Broadway, Suite 1850 Denver, CO 80290

Fax: 720-798-5535

FOR ADDITIONAL INFORMATION, CALL 855-XAI-NVST (855-924-6878)

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

PART 1 — NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security or Taxpayer Identification #:
Telephone Number:

FOR CUSTODIAL ACCOUNTS ONLY

Custodial Account #:
Custodian Name:
Custodian Address:
Custodian City, State, Zip:
Custodian Telephone Number:

PART 2 — CLASS AND AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

Class of Shares to be tendered:

- Class A Shares (OCTAX):	________
- Class I Shares (OCTIX):	________

Class A: (OCTAX)

[ ] All Shares.
[ ] Portion of Shares expressed as a specific dollar value.	$
[ ] Portion of Shares expressed as a specific number of Shares.	$

Class I: (OCTIX)

[ ] All Shares.
[ ] Portion of Shares expressed as a specific dollar value.	$
[ ] Portion of Shares expressed as a specific number of Shares.	$

NOTE: If you invest in the Fund through a financial intermediary, that financial intermediary may require alternate payment and/or delivery instructions, notwithstanding your request herein. Please contact your financial intermediary before submitting your repurchase request to ensure timely processing.

PART 3 — PAYMENT

Please Deliver All Proceeds via Federal Wire to the Following:

[    ]      Deliver All Proceeds to Custodian to Bank Account on Record

[    ]      Deliver All Proceeds to Broker-Dealer/RIA to Bank Account on Record

[    ]      Deliver All Proceeds to Bank Account on Record

[    ]      Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 — NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required if this Part is completed)*

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

PART 5 — FOR IRAs (Individual Retirement Accounts) HELD WITH THE FUND ONLY

To help ensure your distribution is processed correctly and is reported to the IRS properly, please complete this section to tell us more about the type of distribution. A fee of $15.00 may be charged on all accounts where a full redemption is made unless you have already paid the Annual IRA Maintenance Fee. If the fee applies, the amount distributed will be the amount requested, less the fee, unless the fee is paid in advance.

Reason for distribution:

[    ]      Pre-mature distribution-investor is under 59½.

[    ]      Normal-investor is over 59½:

Roth IRA ☐ Nonqualified ☐ Qualified

Other: _______________________________________________________

Withholding Notice and Election (Form W-4P/OMB No. 1545-0074) Dept. of Treasury, Internal Revenue Service

If an election is not completed, IRS regulations require federal income tax to be withheld at a rate of 10% from your withdrawal. Withholding Election is not necessary for Roth accounts.

NOTICE:    The distributions you receive from your IRA are subject to federal income tax withholding unless you waive withholding. You may waive withholding on your IRA distribution by returning a signed and dated IRS Form W-4P, Withholding Certificate for Pension or Annuity Payments, or substitute Form W-4P to the Custodian. Withholding will apply to the total amount of the distribution, whether taxable or not.

ELECTION:    Unless you indicate a withholding amount below, or you waive withholding by indicating your election below, ten percent will be withheld from your IRA distribution. Check the appropriate box:

[    ]      I do not want federal income tax withheld from my distribution from this account.

[    ]      I want federal income tax of 10% withheld from my distribution from this account.

[    ]      I want federal income tax of  _____% (between 10% and 99%) withheld from my distribution from this account.

If you waive withholding on your IRA distribution, or if you do not have enough federal income tax withheld from your IRA distribution, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You are responsible for determining and paying all federal, and if applicable, state and local taxes on distributions from all IRAs you own. If you do not waive withholding or elect an alternative withholding amount, ten percent will be withheld from your nonperiodic IRA distribution. Your election for accounts listed on this form is valid until you revoke it. You may change your withholding election by completing another Form W-4P or substitute. If you are a non-resident alien, you may not use Form W-4P to withhold income tax or to waive withholding.

State Tax Withholding Election

Unless you waive state taxes below, state taxes will also be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states.

[    ]      I do not want state income tax withheld from my distribution from this account.

While the Fund makes every effort to obtain information about state tax laws from reliable sources, it cannot guarantee the accuracy or timeliness of state tax withholding information because state tax laws are subject to constant change and interpretation.

You may change your state withholding election on your IRA distribution by submitting the change in writing to the Fund. Please contact a tax professional regarding the possible tax implications prior to making a redemption request.

[SIGNATURE(S) APPEAR ON NEXT PAGE]

PART 6 — SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

*        PLACE SIGNATURE GUARANTEE BELOW, IF REQUIRED:

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4 PM, EASTERN TIME ON FEBRUARY 18, 2025 BUT NOT THEREAFTER.